FINANCIAL INSTRUMENTS - Sensitivity Analysis (Details) Rp in Billions	12 Months Ended
Dec. 31, 2024 IDR (Rp)
OPM Backsolve method | Volatility | Subsidiaries investment | Non-listed equity investment - technology
FINANCIAL INSTRUMENTS
Percentage of reasonably possible increase in unobservable input, assets	10.00%
Increase (decrease) in fair value measurement due to reasonably possible increase in unobservable input, assets	Rp 34
OPM Backsolve method | Volatility | Minimum | Subsidiaries investment | Non-listed equity investment - technology
FINANCIAL INSTRUMENTS
Significant unobservable input, assets	27
OPM Backsolve method | Volatility | Maximum | Subsidiaries investment | Non-listed equity investment - technology
FINANCIAL INSTRUMENTS
Significant unobservable input, assets	(80)
OPM Backsolve method | Exit timing | Subsidiaries investment | Non-listed equity investment - technology
FINANCIAL INSTRUMENTS
Period of reasonably possible increase (Decrease) in unobservable input, assets	1 year
Increase (decrease) in fair value measurement due to reasonably possible increase in unobservable input, assets	Rp 50
OPM Backsolve method | Exit timing | Minimum | Subsidiaries investment | Non-listed equity investment - technology
FINANCIAL INSTRUMENTS
Period of reasonably possible increase (Decrease) in unobservable input, assets	1 year
OPM Backsolve method | Exit timing | Maximum | Subsidiaries investment | Non-listed equity investment - technology
FINANCIAL INSTRUMENTS
Period of reasonably possible increase (Decrease) in unobservable input, assets	6 years
CoCos Equity | Volatility | Subsidiaries investment | Non-listed equity investment - technology
FINANCIAL INSTRUMENTS
Percentage of reasonably possible increase in unobservable input, assets	10.00%
Increase (decrease) in fair value measurement due to reasonably possible increase in unobservable input, assets	Rp 36
CoCos Equity | Volatility | Minimum | Subsidiaries investment | Non-listed equity investment - technology
FINANCIAL INSTRUMENTS
Significant unobservable input, assets	19.18
CoCos Equity | Volatility | Maximum | Subsidiaries investment | Non-listed equity investment - technology
FINANCIAL INSTRUMENTS
Significant unobservable input, assets	119.76
CoCos Equity | Exit timing | Subsidiaries investment | Non-listed equity investment - technology
FINANCIAL INSTRUMENTS
Period of reasonably possible increase (Decrease) in unobservable input, assets	1 year
Increase (decrease) in fair value measurement due to reasonably possible increase in unobservable input, assets	Rp 61
CoCos Equity | Exit timing | Minimum | Subsidiaries investment | Non-listed equity investment - technology
FINANCIAL INSTRUMENTS
Period of reasonably possible increase (Decrease) in unobservable input, assets	1 year
CoCos Equity | Exit timing | Maximum | Subsidiaries investment | Non-listed equity investment - technology
FINANCIAL INSTRUMENTS
Period of reasonably possible increase (Decrease) in unobservable input, assets	6 years
Discounted cash flow | Weighted Average Cost of Capital ("WACC") | Subsidiaries investment | Non-listed equity investment - credit rating agency
FINANCIAL INSTRUMENTS
Increase (decrease) in fair value measurement due to reasonably possible increase in unobservable input, assets	Rp 13
Discounted cash flow | Weighted Average Cost of Capital ("WACC") | Subsidiaries investment | Non-listed equity investment - telecommunication
FINANCIAL INSTRUMENTS
Percentage of reasonably possible increase in unobservable input, assets	0.50%
Increase (decrease) in fair value measurement due to reasonably possible increase in unobservable input, assets	Rp 0
Discounted cash flow | Weighted Average Cost of Capital ("WACC") | Minimum | Subsidiaries investment | Non-listed equity investment - credit rating agency
FINANCIAL INSTRUMENTS
Significant unobservable input, assets	12
Discounted cash flow | Weighted Average Cost of Capital ("WACC") | Minimum | Subsidiaries investment | Non-listed equity investment - telecommunication
FINANCIAL INSTRUMENTS
Significant unobservable input, assets	3.2
Discounted cash flow | Weighted Average Cost of Capital ("WACC") | Maximum | Subsidiaries investment | Non-listed equity investment - credit rating agency
FINANCIAL INSTRUMENTS
Significant unobservable input, assets	24
Discounted cash flow | Weighted Average Cost of Capital ("WACC") | Maximum | Subsidiaries investment | Non-listed equity investment - telecommunication
FINANCIAL INSTRUMENTS
Significant unobservable input, assets	14.7
Discounted cash flow | Terminal growth rate | Subsidiaries investment | Non-listed equity investment - technology
FINANCIAL INSTRUMENTS
Percentage of reasonably possible increase in unobservable input, assets	10.00%
Increase (decrease) in fair value measurement due to reasonably possible increase in unobservable input, assets	Rp 8
Discounted cash flow | Terminal growth rate | Subsidiaries investment | Non-listed equity investment - credit rating agency
FINANCIAL INSTRUMENTS
Percentage of reasonably possible increase in unobservable input, assets	1.00%
Discounted cash flow | Terminal growth rate | Subsidiaries investment | Non-listed equity investment - telecommunication
FINANCIAL INSTRUMENTS
Percentage of reasonably possible increase in unobservable input, assets	1.00%
Increase (decrease) in fair value measurement due to reasonably possible increase in unobservable input, assets	Rp 0
Discounted cash flow | Terminal growth rate | Minimum | Subsidiaries investment | Non-listed equity investment - credit rating agency
FINANCIAL INSTRUMENTS
Significant unobservable input, assets	1
Discounted cash flow | Terminal growth rate | Minimum | Subsidiaries investment | Non-listed equity investment - telecommunication
FINANCIAL INSTRUMENTS
Significant unobservable input, assets	1.96
Discounted cash flow | Terminal growth rate | Maximum | Non-listed equity investment - telecommunication
FINANCIAL INSTRUMENTS
Significant unobservable input, assets	3.1
Discounted cash flow | Terminal growth rate | Maximum | Subsidiaries investment | Non-listed equity investment - credit rating agency
FINANCIAL INSTRUMENTS
Significant unobservable input, assets	5
Recent Transaction | Volatility | Subsidiaries investment | Non-listed equity investment - technology
FINANCIAL INSTRUMENTS
Percentage of reasonably possible increase in unobservable input, assets	10.00%
Increase (decrease) in fair value measurement due to reasonably possible increase in unobservable input, assets	Rp 1
Recent Transaction | Volatility | Minimum | Subsidiaries investment | Non-listed equity investment - technology
FINANCIAL INSTRUMENTS
Significant unobservable input, assets	53.66
Recent Transaction | Volatility | Maximum | Subsidiaries investment | Non-listed equity investment - technology
FINANCIAL INSTRUMENTS
Significant unobservable input, assets	73.66
Recent Transaction | Exit timing | Subsidiaries investment | Non-listed equity investment - technology
FINANCIAL INSTRUMENTS
Period of reasonably possible increase (Decrease) in unobservable input, assets	1 year
Increase (decrease) in fair value measurement due to reasonably possible increase in unobservable input, assets	Rp 0
Recent Transaction | Exit timing | Minimum | Subsidiaries investment | Non-listed equity investment - technology
FINANCIAL INSTRUMENTS
Period of reasonably possible increase (Decrease) in unobservable input, assets	2 years
Recent Transaction | Exit timing | Maximum | Subsidiaries investment | Non-listed equity investment - technology
FINANCIAL INSTRUMENTS
Period of reasonably possible increase (Decrease) in unobservable input, assets	4 years
Market Movement | Volatility | Subsidiaries investment | Non-listed equity investment - technology
FINANCIAL INSTRUMENTS
Percentage of reasonably possible increase in unobservable input, assets	10.00%
Increase (decrease) in fair value measurement due to reasonably possible increase in unobservable input, assets	Rp 2
Market Movement | Volatility | Maximum | Subsidiaries investment | Non-listed equity investment - technology
FINANCIAL INSTRUMENTS
Significant unobservable input, assets	100
Market Movement | Exit timing | Minimum | Non-listed equity investment - technology
FINANCIAL INSTRUMENTS
Significant unobservable input, assets	33
Market Movement | Time to liquidity | Subsidiaries investment | Non-listed equity investment - technology
FINANCIAL INSTRUMENTS
Period of reasonably possible increase (Decrease) in unobservable input, assets	1 year
Increase (decrease) in fair value measurement due to reasonably possible increase in unobservable input, assets	Rp 4
Market Movement | Time to liquidity | Minimum | Subsidiaries investment | Non-listed equity investment - technology
FINANCIAL INSTRUMENTS
Period of reasonably possible increase (Decrease) in unobservable input, assets	1 year 3 months 18 days
Market Movement | Time to liquidity | Maximum | Subsidiaries investment | Non-listed equity investment - technology
FINANCIAL INSTRUMENTS
Period of reasonably possible increase (Decrease) in unobservable input, assets	4 years 3 months 18 days
Conversion discount | Probability of qualified financing | Convertible Bonds | Non-listed equity investment - technology
FINANCIAL INSTRUMENTS
Significant unobservable input, assets	50
Percentage of reasonably possible increase in unobservable input, assets	50.00%
Increase (decrease) in fair value measurement due to reasonably possible increase in unobservable input, assets	Rp 1
Probability-weighted Method | Volatility | Subsidiaries investment | Non-listed equity investment - credit rating agency
FINANCIAL INSTRUMENTS
Increase (decrease) in fair value measurement due to reasonably possible increase in unobservable input, assets	Rp 15
Probability-weighted Method | Volatility | Minimum | Subsidiaries investment | Non-listed equity investment - technology
FINANCIAL INSTRUMENTS
Significant unobservable input, assets	60
Probability-weighted Method | Volatility | Maximum | Subsidiaries investment | Non-listed equity investment - technology
FINANCIAL INSTRUMENTS
Significant unobservable input, assets	80
Probability-weighted Method | Exit timing | Subsidiaries investment | Non-listed equity investment - technology
FINANCIAL INSTRUMENTS
Period of reasonably possible increase (Decrease) in unobservable input, assets	1 year
Increase (decrease) in fair value measurement due to reasonably possible increase in unobservable input, assets	Rp 34
Probability-weighted Method | Exit timing | Minimum | Subsidiaries investment | Non-listed equity investment - technology
FINANCIAL INSTRUMENTS
Period of reasonably possible increase (Decrease) in unobservable input, assets	1 year 3 months
Probability-weighted Method | Exit timing | Maximum | Subsidiaries investment | Non-listed equity investment - technology
FINANCIAL INSTRUMENTS
Period of reasonably possible increase (Decrease) in unobservable input, assets	3 years 3 months